FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT:	12 Months Ended
Dec. 31, 2017
Financial Instruments And Financial Risk Management
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT:

NOTE 4 - FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT:

a.	Financial risk management:

1)	Financial risk factors

The Company’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk and cash flow interest rate risk), credit risk and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance. In the Company’s opinion, the influence of credit risk is immaterial.

Risk management is carried out by the Company’s management which identifies and evaluates the financial risks in close cooperation with the Company’s management.

a)	Market risk

Concentration of currency risk

The Company’s activities are partly denominated in non-dollar currencies (primarily the NIS), which exposes the Company to risks resulting from changes in exchange rates.

The effect of fluctuations in various exchange rates on the Company’s statement of comprehensive loss and equity is as follows:

	December 31, 2016
Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Increase			Decrease
	10%	5%		5%	10%
NIS-linked balances:
Cash and cash equivalents	(126)	(66)	1,391	73	155
Financial assets at fair value through profit or loss	(168)	(88)	1,852	97	206
Other receivable (except prepaid expenses and advances to suppliers)	(61)	(32)	675	36	75
Accounts payable and accruals	81	42	(890)	(47)	(99)
Total NIS-linked balances	(274)	(144)	3,028	159	337
Euro-linked balances:
Cash and cash equivalents	(139)	(73)	1,526	80	170
Accounts payable and accrued expenses	24	13	(268)	(14)	(30)
Total Euro-linked balances	(115)	(60)	1,258	66	140
Total	(389)	(204)	4,286	225	477

	December 31, 2017
Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Increase			Decrease
	10%	5%		5%	10%
NIS-linked balances:
Cash and cash equivalents	(32)	(17)	353	19	39
Financial assets at fair value through profit or loss	(166)	(87)	1,825	96	203
Other receivable (except prepaid expenses and advances to suppliers)	(36)	(19)	398	21	44
Accounts payable and accruals	322	169	(3,545)	(187)	(394)
Total NIS-linked balances	88	46	(969)	(51)	(108)
Euro-linked balances:
Cash and cash equivalents	(265)	(139)	2,911	153	323
Accounts payable and accrued expenses	10	5	(109)	(6)	(12)
Total Euro-linked balances	(255)	(134)	2,802	147	311
Total	(167)	(88)	1,833	96	203

Set forth below is certain data regarding dollar exchange rates and the Israeli Consumer Price Index (CPI):

	Exchange rate of NIS per $1	Exchange rate of Euro per $1	Israeli CPI* Points
As of December 31:
2016	3.845	0.952	131.19
2017	3.467	0.835	131.71

Percentage increase (decrease) in:
2016	(1.5)%	3.5%	(0.2)%
2017	(9.8)%	(12.3)%	0.4%

*	Based on the CPI index for the month ending on each balance sheet date, on the basis that the average for year 2000 = 100.

Set forth below is information on the linkage of monetary items:

	December 31, 2016			December 31, 2017
	NIS	Dollar	Euro	NIS	Dollar	Euro
	U.S. dollars in thousands
Assets:
Current assets:
Cash and cash equivalents	1,391	13,459	1,526	353	50,060	2,911
Financial assets at fair value through profit or loss	1,852			1,825
Restricted deposits	62			69
Other receivables	675	46		398	80
Total current assets	3,980	13,505	1,526	2,645	50,140	2,911
Total assets	3,980	13,505	1,526	2,645	50,140	2,911
Liabilities:
Current liabilities -
accounts payable and accruals:
Trade	194	690	268	330	1,493	31
Other	696	72		3,215	600	78
Total current liabilities	890	762	268	3,545	2,093	109
Non-current liabilities - Derivatives financial instruments	97
Total liabilities	987	762	268	3,545	2,093	109
Net asset value	2,993	12,743	1,258	(900)	48,047	2,802

b)	Credit risks

Credit risks are handled by the Company’s management. Credit risks arise from cash and cash equivalents and receivable balances that have not yet been settled. The portfolio is well diversified (without a material investment in any single corporate bond) and, accordingly, minimal credit risk exists with respect to these investments.

The Company’s cash and cash equivalents and financial assets at fair value through profit or loss at December 31, 2016 and 2017 were deposited with A-rated Israeli banks. In the Company’s opinion, the credit risk in respect of these balances is remote.

c)	Liquidity risk

Prudent liquidity risk management implies maintaining sufficient cash and the availability of funding through an adequate amount of committed credit facilities.

Management monitors rolling forecasts of the Company’s liquidity reserve (comprising cash and cash equivalents, financial assets at fair value through profit or loss and deposits). This is generally carried out based on the expected cash flows in accordance with practice and limits set by the management of the Company.

The Company has not yet generated any revenue from the sale of drugs or royalties; the Company is therefore exposed to liquidity risk, taking into consideration the forecasts of cash flows required to finance its investments and other activities.

The table presented below classifies the Company’s financial liabilities into relevant maturity groupings based on the remaining period to the contractual maturity date. The amounts presented in the table represent the contractual undiscounted cash flows.

Less than one year
U.S. dollars in thousands
Non-derivative financial liabilities:

As of December 31, 2016 -
Accounts payable and accruals	1,920
As of December 31, 2017 -
Accounts payable and accruals	5,747

2)	Fair value estimations

The following is an analysis of the financial instruments measured at fair value through profit or loss, using valuation methods. The different levels have been defined as follows:

*	Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1).

*	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (Level 2).

*	Inputs for the asset or liability that are not based on observable market data (that is unobservable input) (Level 3).

The following table presents the Company’s assets and liabilities that are measured at fair value:

	December 31,
	2016		2017
	Level 1	Level 3	Level 1	Level 3
	U.S. dollars in thousands
Assets -
Financial assets at fair value through profit and loss	1,852		1,825
Liabilities -
Derivative financial instruments		97		—

The following table presents the changes in Level 3 instruments for the three years ended December 31, 2017:

	Derivative financial instrument - warrants	Derivative financial instrument - anti dilution right	Total
	U.S. dollars in thousands
Opening balance as of January 1, 2015	413	751	1,164
Loss (gain) recognized in profit or loss during 2015	(86)	299	213
Settlement of liability in respect to derivative financial instrument to equity		(1,060)	(1,060)
Currency translation differences		10	10
Closing balance as of December 31, 2015	327	—	327
Gain recognized in profit or loss during 2016	(230)		(230)
Closing balance as of December 31, 2016	97	—	97
Loss recognized in profit or loss during 2017	184		184
Settlement of liability in respect to derivative financial instrument to equity	(281)		(281)
Closing balance as of December 31, 2017	—	—	—

For more information about the assumptions used for measuring the fair value of the derivative financial instruments (level 3), see note 10.

b.	Financial instruments:

Assets:

	December 31
	2016	2017
	U.S. dollars in thousands
1) Loans and receivables:
Cash and cash equivalents	16,376	53,324
Restricted bank deposits	62	69
Other receivables	721	478

2) Financial assets at fair value through profit or loss	1,852	1,825

Liabilities:

	December 31
	2016	2017
	U.S. dollars in thousands
1) Financial liabilities at amortized cost - accounts payable and accruals	1,920	5,747
2) Derivative financial instruments	97	—